Business Combinations and Asset Acquisitions (Tables)	6 Months Ended
Jun. 30, 2026
Business Combinations and Asset Acquisitions [Abstract]
Schedule of Assets Acquired and Liabilities Assumed

The following table summarizes the allocation of the purchase price to the identifiable assets acquired and liabilities assumed at the acquisition date:

Amounts
Assets
Cash and cash equivalents	$128
Investment in equity investee	7,278,845
Total identifiable assets acquired	7,278,973

Liabilities
Other payable	(5,893)
Amount due to equity investee	(4,263,291)
Amounts due to related parties	(9,789)
Total liabilities assumed	(4,278,973)

Net Assets Acquired	$3,000,000

The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the acquisition date:

Amounts
Assets
Cash and cash equivalents	$5,502
Accounts receivable	2,986
Inventories	14,884
Other receivables, deposits and prepayment	16,490
Prepaid tax	2,508
Property and equipment	87,206
Total identifiable assets acquired	129,576

Liabilities
Accounts payable	(15,603)
Other payable	(17,471)
Amounts due to related parties	(162,465)
Total liabilities assumed	(195,539)

Net identifiable liabilities assumed	$(65,963)

Reconciliation to goodwill
Consideration transferred	150,000
Fair value of non-controlling interest	(19,789)
Less: Net identifiable liabilities assumed	(65,963)
Goodwill	$196,174